GOING CONCERN (Details) - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (93,646,779)	$ (92,736,638)	$ (76,846,124)